AMERICAN INDEPENDENCE FUNDS TRUST II

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 19, 2013

LAFFER DIVIDEND GROWTH FUND

(TICKER SYMBOL:  LDGIX, LDGAX, LDGCX)

(the “Fund”)

Effective October 1, 2014, the address for the Fund and American Independence Financial Services, LLC (“American Independence”), the Fund’s Adviser and Administrator, has changed.  The new address is as follows:

225 West 34th Street
9th Floor
New York, NY 10122

Reference to the Fund’s  or American Independence’s former address  (230 Park Avenue, Suite 534, New York, NY 10169) in the Prospectus and Statement of Additional Information shall  be replaced with the new address noted above.

Fund purchase and redemption requests by mail should continue to be sent to American Independence Funds Trust II, P.O. Box 8045, Boston, MA  02266-8045 for regular mail and American Independence Funds Trust II, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021 for express, certified or registered mail.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE